Annual Total Returns [BarChart] - Columbia Mortgage Opportunities Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2015	2.25%
Annual Return 2016	6.29%
Annual Return 2017	5.19%
Annual Return 2018	7.58%
Annual Return 2019	6.11%

[1]	Year to Date return as of June 30, 2020: -1.24%